                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA SMALL CAP STOCK FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48494-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SMALL CAP STOCK FUND
April 30, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             COMMON STOCKS (96.5%)

             CONSUMER DISCRETIONARY (18.2%)
             ------------------------------
             ADVERTISING (1.2%)
   244,500   Arbitron, Inc.                                          $     7,533
                                                                     -----------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.6%)
    75,620   Carter's, Inc. *                                              2,437
    50,500   Fossil, Inc. *                                                1,965
     9,600   Oxford Industries, Inc.                                         207
    35,200   True Religion Apparel, Inc. *                                 1,100
    19,800   Under Armour, Inc. "A" *(a)                                     668
    80,500   UniFirst Corp.                                                3,934
                                                                     -----------
                                                                          10,311
                                                                     -----------
             APPAREL RETAIL (4.7%)
   122,775   Aeropostale, Inc. *                                           3,565
   358,664   Cato Corp. "A"                                                8,518
    35,169   Citi Trends, Inc. *                                           1,180
   151,400   Dress Barn, Inc. *                                            4,191
    15,000   Gymboree Corp. *                                                737
   108,400   Hot Topic, Inc.                                                 828
    24,000   J. Crew Group, Inc. *                                         1,115
    18,100   Jos. A. Bank Clothiers, Inc. *                                1,102
   544,460   Stage Stores, Inc.                                            8,303
    68,920   Stein Mart, Inc. *                                              653
                                                                     -----------
                                                                          30,192
                                                                     -----------
             AUTO PARTS & EQUIPMENT (0.2%)
    15,400   Dorman Products, Inc. *                                         390
    76,500   Standard Motor Products, Inc.                                   816
                                                                     -----------
                                                                           1,206
                                                                     -----------
             CABLE & SATELLITE (0.3%)
    32,700   Knology, Inc. *                                                 430
   142,800   Mediacom Communications Corp. "A" *                             945
    31,600   RCN Corp. *                                                     464
                                                                     -----------
                                                                           1,839
                                                                     -----------
             CASINOS & GAMING (0.3%)
    40,300   Bally Technologies, Inc. *                                    1,859
                                                                     -----------
             EDUCATION SERVICES (0.4%)
   136,680   Corinthian Colleges, Inc. *(a)                                2,135
    29,660   Lincoln Educational Services Corp. *                            740
                                                                     -----------
                                                                           2,875
                                                                     -----------
             FOOTWEAR (0.2%)
     8,800   Deckers Outdoor Corp. *                                       1,237
                                                                     -----------
             GENERAL MERCHANDISE STORES (0.1%)
    29,700   99 Cents Only Stores *                                          461
                                                                     -----------

================================================================================

1  | USAA Small Cap Stock Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HOME FURNISHINGS (0.4%)
    71,300   Tempur-Pedic International, Inc. *                      $     2,403
                                                                     -----------
             HOMEFURNISHING RETAIL (0.3%)
    97,579   Kirklands, Inc. *                                             2,173
                                                                     -----------
             HOTELS, RESORTS, & CRUISE LINES (0.6%)
    10,200   Ambassadors Group, Inc.                                         124
   105,600   Choice Hotels International, Inc.                             3,834
                                                                     -----------
                                                                           3,958
                                                                     -----------
             HOUSEHOLD APPLIANCES (0.8%)
   203,600   Helen of Troy Ltd. *                                          5,499
                                                                     -----------
             HOUSEWARES & SPECIALTIES (0.4%)
    45,300   Tupperware Brands Corp.                                       2,313
                                                                     -----------
             INTERNET RETAIL (0.1%)
    16,900   NutriSystem, Inc. (a)                                           326
    19,322   PetMed Express, Inc. (a)                                        428
                                                                     -----------
                                                                             754
                                                                     -----------
             LEISURE FACILITIES (0.1%)
    15,011   International Speedway Corp. "A"                                459
                                                                     -----------
             LEISURE PRODUCTS (0.5%)
    61,500   LeapFrog Enterprises, Inc. *                                    420
    17,200   Polaris Industries, Inc.                                      1,018
   136,200   Smith & Wesson Holding Corp. *                                  606
    61,532   Sturm Ruger & Co., Inc. (a)                                   1,027
                                                                     -----------
                                                                           3,071
                                                                     -----------
             MOVIES & ENTERTAINMENT (0.5%)
    12,100   Cinemark Holdings, Inc.                                         221
   134,064   Live Nation, Inc. *                                           2,104
    90,520   LodgeNet Interactive Corp. *                                    597
    43,300   Playboy Enterprises, Inc. "B" *                                 181
    26,460   World Wrestling Entertainment, Inc. "A"                         483
                                                                     -----------
                                                                           3,586
                                                                     -----------
             PUBLISHING (0.9%)
    54,923   Dolan Media Co. *                                               653
   155,059   Valassis Communications, Inc. *                               5,069
                                                                     -----------
                                                                           5,722
                                                                     -----------
             RESTAURANTS (2.6%)
    60,692   California Pizza Kitchen, Inc. *                              1,244
    36,700   Carrols Restaurant Group, Inc. *                                275
   173,860   CEC Entertainment, Inc. *                                     6,789
   185,340   Dominos Pizza, Inc. *                                         2,856
    21,800   Jack in the Box, Inc. *                                         513
    34,100   Papa John's International, Inc. *                               934
   368,700   Sonic Corp. *                                                 4,318
                                                                     -----------
                                                                          16,929
                                                                     -----------
             SPECIALIZED CONSUMER SERVICES (0.8%)
   115,021   Matthews International Corp. "A"                              4,026
    30,500   Steiner Leisure Ltd. *                                        1,429
                                                                     -----------
                                                                           5,455
                                                                     -----------
             SPECIALTY STORES (0.8%)
    29,157   Big 5 Sporting Goods Corp.                                      495
   123,314   Hibbett Sports, Inc. *(a)                                     3,391
    18,300   Tractor Supply Co.                                            1,229
                                                                     -----------
                                                                           5,115
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TIRES & RUBBER (0.4%)
   118,900   Cooper Tire & Rubber Co.                                $     2,523
                                                                     -----------
             Total Consumer Discretionary                                117,473
                                                                     -----------
             CONSUMER STAPLES (4.6%)
             -----------------------
             FOOD DISTRIBUTORS (0.2%)
    30,318   Spartan Stores, Inc.                                            458
    25,458   United Natural Foods, Inc. *                                    781
                                                                     -----------
                                                                           1,239
                                                                     -----------
             FOOD RETAIL (0.9%)
   115,400   Casey's General Stores, Inc.                                  4,458
    67,710   Pantry, Inc. *                                                1,071
                                                                     -----------
                                                                           5,529
                                                                     -----------
             PACKAGED FOODS & MEAT (1.5%)
    18,600   American Italian Pasta Co. *                                    730
    23,620   J & J Snack Foods Corp.                                       1,100
    32,109   Lancaster Colony Corp.                                        1,765
   183,800   Lance, Inc.                                                   4,260
    30,944   Sanderson Farms, Inc.                                         1,754
                                                                     -----------
                                                                           9,609
                                                                     -----------
             PERSONAL PRODUCTS (1.7%)
   164,500   Herbalife Ltd.                                                7,937
   109,803   Nu Skin Enterprises, Inc. "A"                                 3,301
                                                                     -----------
                                                                          11,238
                                                                     -----------
             SOFT DRINKS (0.0%)
     6,978   National Beverage Corp.                                          81
                                                                     -----------
             TOBACCO (0.3%)
   297,000   Alliance One International, Inc. *                            1,512
    14,300   Universal Corp.                                                 740
                                                                     -----------
                                                                           2,252
                                                                     -----------
             Total Consumer Staples                                       29,948
                                                                     -----------
             ENERGY (4.1%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
   234,020   International Coal Group, Inc. *                              1,233
                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
   156,549   Cal Dive International, Inc. *                                1,027
    12,580   ENGlobal Corp. *                                                 45
    19,900   Geokinetics, Inc. *                                             174
   104,575   Matrix Service Co. *                                          1,111
   101,608   RPC, Inc.                                                     1,387
    61,289   Seacor Holdings, Inc. *                                       5,159
    67,993   TETRA Technologies, Inc. *                                      836
    76,700   Willbros Group, Inc. *                                          962
                                                                     -----------
                                                                          10,701
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (2.1%)
    11,100   Contango Oil & Gas Co. *                                        609
    83,764   Gulfport Energy Corp. *                                       1,047
   177,600   Penn Virginia Corp.                                           4,531
    64,989   St. Mary Land & Exploration Co.                               2,615
    56,200   VAALCO Energy, Inc.                                             315
    76,200   W&T Offshore, Inc. (a)                                          722
    41,100   Whiting Petroleum Corp. *                                     3,713
                                                                     -----------
                                                                          13,552
                                                                     -----------

================================================================================

3  | USAA Small Cap Stock Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             OIL & GAS REFINING & MARKETING (0.2%)
   138,965   CVR Energy, Inc. *                                      $     1,180
                                                                     -----------
             Total Energy                                                 26,666
                                                                     -----------
             FINANCIALS (14.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   376,500   Ares Capital Corp.                                            5,971
    24,156   Calamos Asset Management, Inc. "A"                              301
    83,680   Penson Worldwide, Inc. *(a)                                     787
                                                                     -----------
                                                                           7,059
                                                                     -----------
             CONSUMER FINANCE (0.7%)
    19,528   Credit Acceptance Corp. *                                       881
    59,707   Dollar Financial Corp. *                                      1,398
    77,860   EZCORP, Inc. "A" *                                            1,612
    42,199   First Cash Financial Services, Inc. *                           931
                                                                     -----------
                                                                           4,822
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    69,732   optionsXpress Holdings, Inc. *                                1,238
                                                                     -----------
             LIFE & HEALTH INSURANCE (1.2%)
   257,800   Delphi Financial Group, Inc. "A"                              7,089
    36,442   FBL Financial Group, Inc. "A"                                   942
                                                                     -----------
                                                                           8,031
                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (1.2%)
     9,376   Alleghany Corp. *                                             2,786
   148,147   Amerisafe, Inc. *                                             2,533
     8,840   AmTrust Financial Services, Inc.                                121
   104,134   Assured Guaranty Ltd.                                         2,244
                                                                     -----------
                                                                           7,684
                                                                     -----------
             REGIONAL BANKS (4.5%)
    99,985   Cardinal Financial Corp.                                      1,095
   423,484   First Busey Corp. (a)                                         2,139
   357,200   First Midwest Bancorp, Inc.                                   5,429
   206,780   International Bancshares Corp.                                4,998
   152,700   MB Financial, Inc.                                            3,741
    11,260   Park National Corp. (a)                                         771
    18,800   PrivateBancorp, Inc.                                            269
    21,240   Signature Bank *                                                858
    29,386   Southside Bancshares, Inc.                                      634
     6,580   SVB Financial Group *                                           324
   285,200   Webster Financial Corp.                                       5,909
    45,500   Westamerica Bancorp                                           2,674
                                                                     -----------
                                                                          28,841
                                                                     -----------
             REINSURANCE (1.9%)
   135,700   Platinum Underwriters Holdings Ltd.                           5,049
    90,200   Reinsurance Group of America, Inc. "A"                        4,657
    97,302   Validus Holdings Ltd.                                         2,488
                                                                     -----------
                                                                          12,194
                                                                     -----------
             REITs - DIVERSIFIED (0.3%)
    28,300   PS Business Parks, Inc.                                       1,698
                                                                     -----------
             REITs - OFFICE (0.4%)
    69,700   Mack-Cali Realty Corp.                                        2,395
                                                                     -----------
             REITs - RESIDENTIAL (0.9%)
    95,900   American Campus Communities, Inc.                             2,702
    59,140   Associated Estates Realty Corp.                                 830

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   316,335   Education Realty Trust, Inc.                            $     2,236
                                                                     -----------
                                                                           5,768
                                                                     -----------
             REITs - RETAIL (0.4%)
    60,400   Realty Income Corp. (a)                                       1,981
    18,900   Tanger Factory Outlet Centers, Inc.                             786
                                                                     -----------
                                                                           2,767
                                                                     -----------
             REITs - SPECIALIZED (0.7%)
   271,094   DiamondRock Hospitality Co.                                   2,979
    61,580   OMEGA Healthcare Investors, Inc.                              1,233
                                                                     -----------
                                                                           4,212
                                                                     -----------
             SPECIALIZED FINANCE (0.2%)
    39,870   Interactive Brokers Group, Inc. "A" *                           683
    27,100   Life Partners Holdings, Inc. (a)                                626
                                                                     -----------
                                                                           1,309
                                                                     -----------
             THRIFTS & MORTGAGE FINANCE (0.8%)
   177,300   NewAlliance Bancshares, Inc.                                  2,310
   224,500   Northwest Bancshares, Inc.                                    2,804
    19,451   United Financial Bancorp, Inc.                                  272
                                                                     -----------
                                                                           5,386
                                                                     -----------
             Total Financials                                             93,404
                                                                     -----------
             HEALTH CARE (14.6%)
             -------------------
             BIOTECHNOLOGY (2.6%)
   214,420   Alkermes, Inc. *                                              2,809
    60,200   BioCryst Pharmaceuticals, Inc. *(a)                             458
    96,000   Cubist Pharmaceuticals, Inc. *                                2,152
    73,391   Emergent BioSolutions, Inc. *                                 1,195
   119,084   Human Genome Sciences, Inc. *                                 3,297
   103,100   Isis Pharmaceuticals, Inc. *                                  1,108
   104,778   Martek Biosciences Corp. *                                    2,308
   129,837   Maxygen, Inc. *                                                 832
    12,173   Myriad Pharmaceuticals, Inc. *                                   60
    16,000   Onyx Pharmaceuticals, Inc. *                                    462
   245,610   PDL BioPharma, Inc.                                           1,430
    19,200   Sangamo Biosciences, Inc. *                                     118
   106,943   SciClone Pharmaceuticals, Inc. *                                447
                                                                     -----------
                                                                          16,676
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (0.2%)
    55,700   PSS World Medical, Inc. *                                     1,305
                                                                     -----------
             HEALTH CARE EQUIPMENT (1.8%)
    62,000   American Medical Systems Holdings, Inc. *                     1,111
   111,800   Cyberonics, Inc. *                                            2,184
    10,600   Integra LifeSciences Holdings Corp. *                           482
   104,426   Invacare Corp.                                                2,760
    46,270   Kensey Nash Corp. *                                           1,048
    28,770   Sirona Dental Systems, Inc. *                                 1,199
    85,650   Steris Corp.                                                  2,850
                                                                     -----------
                                                                          11,634
                                                                     -----------
             HEALTH CARE FACILITIES (0.6%)
   178,900   AmSurg Corp. *                                                3,707
    26,970   NovaMed, Inc. *(a)                                               88
                                                                     -----------
                                                                           3,795
                                                                     -----------
             HEALTH CARE SERVICES (2.9%)
    42,480   Amedisys, Inc. *(a)                                           2,446
   128,780   AMN Healthcare Services, Inc. *                               1,177
    81,674   CorVel Corp. *                                                2,720

================================================================================

5  | USAA Small Cap Stock Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    52,570   Emergency Medical Services Corp. "A" *                  $     2,780
    86,370   Gentiva Health Services, Inc. *                               2,477
    65,100   LHC Group, Inc. *                                             2,220
   114,360   Odyssey Healthcare, Inc. *                                    2,382
    36,752   Providence Service Corp. *                                      610
    62,893   RehabCare Group, Inc. *                                       1,794
                                                                     -----------
                                                                          18,606
                                                                     -----------
             HEALTH CARE SUPPLIES (1.4%)
    40,570   Haemonetics Corp. *                                           2,348
   153,000   ICU Medical, Inc. *                                           5,448
    43,175   Merit Medical Systems, Inc. *                                   698
    55,380   Quidel Corp. *                                                  816
                                                                     -----------
                                                                           9,310
                                                                     -----------
             LIFE SCIENCES TOOLS & SERVICES (2.3%)
    18,700   Bio-Rad Laboratories, Inc. "A" *                              2,088
   265,010   Bruker Corp. *                                                4,052
   139,300   Charles River Laboratories International, Inc. *              4,664
   132,900   ICON plc ADR *                                                3,877
                                                                     -----------
                                                                          14,681
                                                                     -----------
             MANAGED HEALTH CARE (0.7%)
    85,780   Centene Corp. *                                               1,964
    56,900   HealthSpring, Inc. *                                          1,002
    86,300   Universal American Financial Corp. *                          1,325
                                                                     -----------
                                                                           4,291
                                                                     -----------
             PHARMACEUTICALS (2.1%)
    33,200   Hi-Tech Pharmacal Co., Inc. *                                   808
   152,505   Medicines Co. *                                               1,119
   133,965   Par Pharmaceutical Companies, Inc. *                          3,636
   294,132   Questcor Pharmaceuticals, Inc. *                              2,865
    89,190   Santarus, Inc. *                                                292
    88,035   Valeant Pharmaceuticals International *                       3,962
    67,350   ViroPharma, Inc. *                                              857
                                                                     -----------
                                                                          13,539
                                                                     -----------
             Total Health Care                                            93,837
                                                                     -----------
             INDUSTRIALS (16.1%)
             -------------------
             AEROSPACE & DEFENSE (1.0%)
    11,500   Cubic Corp.                                                     429
    45,050   DynCorp International, Inc. "A" *                               775
    22,900   Esterline Technologies Corp. *                                1,277
   149,651   GenCorp, Inc. *(a)                                              931
    50,490   Orbital Sciences Corp. *                                        928
    51,615   Stanley, Inc. *                                               1,633
     5,060   Triumph Group, Inc.                                             392
                                                                     -----------
                                                                           6,365
                                                                     -----------
             AIRLINES (0.8%)
   146,630   AirTran Holdings, Inc. *                                        774
    18,350   Allegiant Travel Co. *                                          944
   224,033   Hawaiian Holdings, Inc. *                                     1,591
    79,100   UAL Corp. *                                                   1,707
                                                                     -----------
                                                                           5,016
                                                                     -----------
             CONSTRUCTION & ENGINEERING (1.5%)
    64,700   Comfort Systems USA, Inc.                                       911
    69,500   EMCOR Group, Inc. *                                           1,985
   145,843   Great Lakes Dredge & Dock Corp.                                 790
    98,440   MasTec, Inc. *                                                1,232
    42,314   Michael Baker Corp. *                                         1,495
    46,043   Orion Marine Group, Inc. *                                      873

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   121,060   Sterling Construction Co., Inc. *                       $     2,119
                                                                     -----------
                                                                           9,405
                                                                     -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   269,300   Force Protection, Inc. *                                      1,441
                                                                     -----------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
    41,700   ATC Technology Corp. *                                          852
     9,900   Enernoc, Inc. *                                                 288
                                                                     -----------
                                                                           1,140
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
    80,400   Acuity Brands, Inc. (a)                                       3,635
   326,990   Belden, Inc.                                                  8,979
   217,881   GT Solar International, Inc. *(a)                             1,270
    26,578   Powell Industries, Inc. *                                       893
                                                                     -----------
                                                                          14,777
                                                                     -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.7%)
   157,437   Standard Packaging Corp. *                                    2,659
    65,784   Tetra Tech, Inc. *                                            1,602
                                                                     -----------
                                                                           4,261
                                                                     -----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    47,750   Administaff, Inc.                                             1,057
    21,000   Towers Watson & Co. "A"                                       1,008
                                                                     -----------
                                                                           2,065
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (1.6%)
   274,400   Carlisle Companies, Inc.                                     10,353
                                                                     -----------
             INDUSTRIAL MACHINERY (2.9%)
   259,403   Albany International Corp. "A"                                6,607
    79,300   Chart Industries, Inc. *                                      1,823
    70,570   EnPro Industries, Inc. *                                      2,228
    83,100   ESCO Technologies, Inc.                                       2,564
   188,000   Mueller Industries, Inc.                                      5,574
                                                                     -----------
                                                                          18,796
                                                                     -----------
             MARINE (0.8%)
   119,951   Kirby Corp. *                                                 5,047
                                                                     -----------
             OFFICE SERVICES & SUPPLIES (1.9%)
   497,900   ACCO Brands Corp. *                                           4,546
    14,100   Sykes Enterprises, Inc. *                                       321
   124,900   United Stationers, Inc. *                                     7,646
                                                                     -----------
                                                                          12,513
                                                                     -----------
             RAILROADS (0.8%)
   141,400   Genesee & Wyoming, Inc. "A" *                                 5,529
                                                                     -----------
             RESEARCH & CONSULTING SERVICES (0.2%)
    46,500   Huron Consulting Group, Inc. *                                1,089
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS (0.8%)
   155,300   GATX Corp.                                                    5,069
                                                                     -----------
             TRUCKING (0.1%)
    37,100   Knight Transportation, Inc.                                     790
                                                                     -----------
             Total Industrials                                           103,656
                                                                     -----------
             INFORMATION TECHNOLOGY (16.9%)
             ------------------------------
             APPLICATION SOFTWARE (2.3%)
    25,924   ACI Worldwide, Inc. *                                           487
    71,840   Actuate Corp. *                                                 407
   102,991   Interactive Intelligence, Inc. *                              2,036

================================================================================

7  | USAA Small Cap Stock Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

    97,420   JDA Software Group, Inc. *                              $     2,815
    92,900   Mentor Graphics Corp. *                                         835
   114,600   Net 1 U.E.P.S Technologies, Inc. *                            1,880
   122,990   Quest Software, Inc. *                                        2,156
    64,630   Smith Micro Software, Inc. *                                    613
    22,194   Solera Holdings, Inc.                                           863
   221,700   TIBCO Software, Inc. *                                        2,527
                                                                     -----------
                                                                          14,619
                                                                     -----------
             COMMUNICATIONS EQUIPMENT (2.0%)
   105,500   ADC Telecommunications, Inc. *                                  845
   161,700   ARRIS Group, Inc. *                                           1,987
   128,600   Bigband Networks, Inc. *                                        425
    69,470   InterDigital, Inc. *                                          1,922
    20,700   Loral Space & Communications, Inc. *                            891
    70,800   Netgear, Inc. *                                               1,916
   114,050   Oplink Communications, Inc. *                                 1,723
    42,300   SeaChange International, Inc. *                                 353
   143,260   Tekelec *                                                     2,597
                                                                     -----------
                                                                          12,659
                                                                     -----------
             COMPUTER HARDWARE (0.9%)
   142,096   Cray, Inc. *                                                    961
   160,000   Diebold, Inc.                                                 5,016
                                                                     -----------
                                                                           5,977
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (0.8%)
   209,086   Electronics for Imaging, Inc. *                               2,687
    42,500   Isilon Systems, Inc. *                                          551
   213,830   Novatel Wireless, Inc. *                                      1,465
   236,900   Quantum Corp. *                                                 687
                                                                     -----------
                                                                           5,390
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    73,520   CSG Systems International, Inc. *                             1,670
    83,840   Euronet Worldwide, Inc. *                                     1,336
   139,490   Global Cash Access Holdings, Inc. *                           1,211
    64,380   Heartland Payment Systems, Inc.                               1,183
    93,550   TeleTech Holdings, Inc. *                                     1,548
    42,438   TNS, Inc. *                                                   1,101
    90,800   VeriFone Holdings, Inc. *                                     1,728
    36,200   Wright Express Corp. *                                        1,230
                                                                     -----------
                                                                          11,007
                                                                     -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
    53,100   Coherent, Inc. *                                              1,995
   126,530   MTS Systems Corp.                                             3,779
                                                                     -----------
                                                                           5,774
                                                                     -----------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
    31,000   CTS Corp.                                                       326
    50,900   Multi-Fineline Electronix, Inc. *                             1,319
   254,398   Nam Tai Electronics, Inc. *                                   1,277
    20,000   Radisys Corp. *                                                 196
                                                                     -----------
                                                                           3,118
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (1.1%)
   163,900   Art Technology Group, Inc. *                                    701
    39,940   Digital River, Inc. *                                         1,116
   172,800   EarthLink, Inc.                                               1,559
    89,390   J2 Global Communications, Inc. *                              2,153
   130,100   ValueClick, Inc. *                                            1,337
                                                                     -----------
                                                                           6,866
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

             IT CONSULTING & OTHER SERVICES (1.5%)
    77,075   Acxiom Corp. *                                          $     1,471
    25,900   CACI International, Inc. "A" *                                1,228
    17,800   ManTech International Corp. "A" *                               801
    88,800   Maximus, Inc.                                                 5,498
    38,200   SRA International, Inc. "A" *                                   882
                                                                     -----------
                                                                           9,880
                                                                     -----------
             OFFICE ELECTRONICS (0.6%)
   124,500   Zebra Technologies Corp. "A" *                                3,617
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT (0.4%)
     8,000   FEI Co. *                                                       180
   173,700   Kulicke & Soffa Industries, Inc. *                            1,425
    16,400   Rudolph Technologies, Inc. *                                    156
    49,500   Tessera Technologies, Inc. *                                  1,004
                                                                     -----------
                                                                           2,765
                                                                     -----------
             SEMICONDUCTORS (2.1%)
    57,657   Actel Corp. *                                                   895
   112,670   Advanced Analogic Technologies, Inc. *                          428
   214,791   Applied Micro Circuits Corp. *                                2,423
   120,660   Cirrus Logic, Inc. *                                          1,534
    43,758   IXYS Corp. *                                                    395
   186,980   Lattice Semiconductor Corp. *                                   985
   159,398   MIPS Technologies, Inc. *                                       795
   172,800   RF Micro Devices, Inc. *                                        971
    32,480   Semtech Corp. *                                                 589
   124,130   Skyworks Solutions, Inc. *                                    2,090
    22,100   Standard Microsystems Corp. *                                   568
   219,300   TriQuint Semiconductor, Inc. *                                1,654
                                                                     -----------
                                                                          13,327
                                                                     -----------
             SYSTEMS SOFTWARE (1.6%)
    27,800   FalconStor Software, Inc. *                                      83
    74,000   Progress Software Corp. *                                     2,387
    47,420   Sybase, Inc. *                                                2,057
   155,754   TeleCommunication Systems, Inc. "A" *                         1,076
   220,200   Websense, Inc. *                                              5,014
                                                                     -----------
                                                                          10,617
                                                                     -----------
             TECHNOLOGY DISTRIBUTORS (0.5%)
    26,000   Anixter International, Inc. *                                 1,362
    99,200   Brightpoint, Inc. *                                             803
    31,380   SYNNEX Corp. *                                                  860
                                                                     -----------
                                                                           3,025
                                                                     -----------
             Total Information Technology                                108,641
                                                                     -----------
             MATERIALS (4.1%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
    71,584   LSB Industries, Inc. *                                        1,271
                                                                     -----------
             FOREST PRODUCTS (0.7%)
    80,700   Deltic Timber Corp.                                           4,247
                                                                     -----------
             METAL & GLASS CONTAINERS (0.7%)
   108,700   AptarGroup, Inc.                                              4,679
                                                                     -----------
             PAPER PACKAGING (0.6%)
   102,720   Boise, Inc. *                                                   708
    65,400   Rock-Tenn Co. "A"                                             3,374
                                                                     -----------
                                                                           4,082
                                                                     -----------
             SPECIALTY CHEMICALS (1.6%)
    56,430   Innophos Holdings, Inc.                                       1,608

================================================================================

9  | USAA Small Cap Stock Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES   SECURITY                                                      (000)
--------------------------------------------------------------------------------

   134,160   Omnova Solutions, Inc. *                                $     1,026
   123,510   PolyOne Corp. *                                               1,397
   339,500   Zep, Inc.                                                     6,260
                                                                     -----------
                                                                          10,291
                                                                     -----------
             STEEL (0.3%)
   144,100   General Steel Holdings, Inc. *(a)                               538
    97,400   Worthington Industries, Inc.                                  1,555
                                                                     -----------
                                                                           2,093
                                                                     -----------
             Total Materials                                              26,663
                                                                     -----------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.4%)
    40,000   Cogent Communications Group, Inc. *                             408
   106,720   PAETEC Holding Corp. *                                          532
   183,180   Premiere Global Services, Inc. *                              1,716
                                                                     -----------
                                                                           2,656
                                                                     -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    16,100   NTELOS Holdings Corp.                                           316
    84,320   USA Mobility, Inc. *                                          1,176
                                                                     -----------
                                                                           1,492
                                                                     -----------
             Total Telecommunication Services                              4,148
                                                                     -----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
   149,000   UniSource Energy Corp.                                        4,965
   163,300   Weststar Energy, Inc.                                         3,868
                                                                     -----------
                                                                           8,833
                                                                     -----------
             GAS UTILITIES (1.4%)
   112,000   Atmos Energy Corp.                                            3,313
    66,050   New Jersey Resources Corp.                                    2,492
     7,100   South Jersey Industries, Inc.                                   320
    74,800   WGL Holdings, Inc.                                            2,674
                                                                     -----------
                                                                           8,799
                                                                     -----------
             WATER UTILITIES (0.0%)
    11,192   Consolidated Water Co. Ltd.                                     158
                                                                     -----------
             Total Utilities                                              17,790
                                                                     -----------
             Total Common Stocks (cost: $485,090)                        622,226
                                                                     -----------
             MONEY MARKET INSTRUMENTS (3.4%)

             MONEY MARKET FUNDS (3.4%)
22,369,697   State Street Institutional Liquid Reserve Fund,
               0.16% (b)(cost: $22,370)                                   22,370
                                                                     -----------
             Total Money Market Instruments
               (cost: $22,370)                                            22,370
                                                                     -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (3.0%)

             MONEY MARKET FUNDS (1.5%)
    59,725   BlackRock Liquidity Funds TempFund Portfolio, 0.14%(b)           60
 9,253,127   Fidelity Institutional Money Market Fund,
               0.21%, 0.21%(b)                                             9,253
                                                                     -----------
             Total Money Market Funds                                      9,313
                                                                     -----------

================================================================================

                                                   Portfolio of Investments | 10

================================================================================

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (1.5%)
$    6,600   Credit Suisse First Boston LLC, 0.19%, acquired on
               4/30/2010 and due 5/03/2010 at $2,800\
               (collateralized by $6,745 of Fannie Mae (c),
               0.26%(d), due 10/27/2010; market value $6,737),
               0.19%#%, 5/03/2010(c),(d)                             $     6,600
     3,300   Deutsche Bank Securities, Inc., 0.19%, acquired on
               04/30/2010 and due 05/03/2010 at $3,300
               (collateralized by $3,153 of U.S. Treasury, 5.00%,
               due 08/15/2011; market value $3,366),
               0.19%, 5/03/2010                                            3,300
                                                                     -----------
             Total Repurchase Agreements                                   9,900
                                                                     -----------
             Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $19,213)          19,213
                                                                     -----------
             TOTAL INVESTMENTS (COST: $526,673)                      $   663,809
                                                                     ===========

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                                 $622,226         $   --             $--     $622,226
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                              22,370             --              --       22,370
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                               9,313             --              --        9,313
  REPURCHASE AGREEMENTS                               --          9,900              --        9,900
----------------------------------------------------------------------------------------------------
Total                                           $653,909         $9,900             $--     $663,809
----------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Small Cap Stock Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Small
Cap Stock Fund (the Fund), which is classified as diversified under the 1940
Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap
Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target
Funds) and not to the general public. The Target Funds are managed by USAA
Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

13  | USAA Small Cap Stock Fund

================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $17,978,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The
Manager is in the process of evaluating the impact of this guidance on the
Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $153,538,000 and $16,402,000, respectively, resulting in net unrealized appreciation of $137,136,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $644,930,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT  Real estate investment trust

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2010.
(b)  Rate represents the money market fund annualized seven-day yield at
     April 30, 2010.
(c)  Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
     U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d)  Zero-coupon security. Rate represents the effective yield at the date of purchase.
*    Non-income-producing security.

================================================================================

15  | USAA Small Cap Stock Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.